TAXES, Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	May 10, 2019	Mar. 31, 2017
Taxes [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	$ 39,554			$ 39,554	$ 39,554
Interest rate		8.75%					8.75%
Deferred tax asset	85,259	$ 0		85,259	113,060
Deferred income tax expense (benefit)	(4,548)	(62,872)			(16,811)	$ (45,745)
Deferred tax assets, valuation allowance	$ 118,561	$ 124,700		118,561	$ 128,214	$ 71,987		$ 74,727
Effective income tax rate reconciliation, percent	0.30%	5.80%			0.00%	13.50%
Tax expense for fresh start accounting and reorganization	$ 11,100	$ 43,400
Tax benefit from the preferred stock embedded derivative	(38,700)
Tax expense (benefit) related to impairment of investment in unconsolidated affiliates	$ 2,000	5,300				$ (27,000)
Tax expense related to contingent beneficial conversion feature		8,900
Tax expense from sale of foreign subsidiaries		9,800
Change in deferred tax assets valuation allowance, amount		$ 5,400			$ 51,000	$ 53,000
Change in enacted tax rate, amount					(19,000)
One-time non-cash transition, amount					$ (30,600)
Federal statutory income tax rate, percent	21.00%	21.00%	35.00%		21.00%	31.60%
Repatriation of foreign earnings, amount					$ (11,600)	$ (52,900)
Tax credit, foreign, amount						22,600
Change in foreign tax credit valuation allowances, amount						22,800
Unrecognized tax benefits period increase decrease	$ 200	$ (200)			(2,300)	5,400
Unrecognized tax benefit, Interest and penalties	200	200			0	100
Unrecognized Tax Benefits	4,252	4,060		4,252	4,337	6,682
Unrecognized tax benefits possible decrease	400			400
Current other remaining unrecognized tax benefits	3,800			3,800
Unremitted foreign earnings reinvested abroad	102,100			102,100
Income taxes paid	7,600	9,500			19,400	$ 26,700
Estimated amount of CODI	487,700			487,700
Deferred tax expense (benefit)	(4,200)	$ 93,800		89,600
Reduction in net operating losses	(500)
Valuation Allowance, Foreign Tax Credit Carryforward
Taxes [Abstract]
Deferred tax assets, valuation allowance	39,554			39,554	39,554
Interest Expense
Taxes [Abstract]
Deferred income tax expense (benefit)				159,800	(85,000)
Deferred tax assets, valuation allowance	11,603			11,603
Interest Expense | Valuation Allowance, Operating Loss Carryforwards
Taxes [Abstract]
Deferred tax assets, valuation allowance	11,603			11,603	0
Charitable Contribution
Taxes [Abstract]
Deferred tax assets, valuation allowance	$ 200			$ 200
4.5% Convertible Senior Notes due 2023
Taxes [Abstract]
Interest rate	4.50%	4.50%		4.50%
Year 2021
Taxes [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	$ 6,600			$ 6,600
Year 2022
Taxes [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	4,000			4,000
Year 2023
Taxes [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	200			200
Year 2024
Taxes [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	15,600			15,600
Year 2025
Taxes [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	13,200			13,200
State and Local Jurisdiction | Valuation Allowance, Operating Loss Carryforwards
Taxes [Abstract]
Deferred tax assets, valuation allowance	9,140			9,140	12,448
State and Local Jurisdiction | Year 2022
Taxes [Abstract]
Deferred tax assets, operating loss carryforwards, subject to expiration	147,800			147,800
Foreign Tax Authority
Taxes [Abstract]
Deferred tax assets, operating loss carryforwards	500			500
Foreign Tax Authority | Valuation Allowance, Operating Loss Carryforwards
Taxes [Abstract]
Deferred tax assets, valuation allowance	58,264			58,264	$ 76,212
Foreign Tax Authority | Year 2038
Taxes [Abstract]
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 500			$ 500